Commitments - Capital Commitments Outstanding not Provided for in Financial Statements (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about capital commitment [line items]
Capital commitments	¥ 103,546	¥ 108,896
Aircraft and flight equipment [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	82,199	86,834
Acquisition interest in joint venture [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	14
Joint ventures [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	26	18
Authorised but not contracted for	21	22
Investments accounted for using equity method [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	40	18
Capital commitments	61	40
Other property, plant and equipment [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	7,224	6,386
Authorised but not contracted for	14,062	15,636
Capital commitments	¥ 21,286	¥ 22,022